Significant accounting estimates and critical judgments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of changes in accounting estimates [line items]
Potential increase in asset useful life	1 year
Potential increase in profit (loss) before tax	$ 9,465,000
Potential decrease in asset useful life	1 year
Potential decrease in profit (loss) before tax	$ 11,697,000
Receivables due from SPE, net	50,339,000	$ 51,931,000
Other receivables, net	58,096,000	57,937,000
Undiscounted future cash flows not included in lease liability	39,552,000
Special Purpose Entity
Disclosure of changes in accounting estimates [line items]
Impairment of trade receivables	1,801,000	1,868,000
Other receivables, net	50,339,000	51,931,000
Trade accounts receivable sold	$ 1,279,671,000	$ 1,248,935,000	$ 1,181,511